MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II     Two World Trade Center

LETTER TO THE SHAREHOLDERS August 31, 2000                           New York, New York 10048

DEAR SHAREHOLDER:

The U.S. economy continued its unprecedented expansion during the six-month period ended August 31, 2000. Real personal consumption accelerated and unemployment reached a 30-year low. At the same time, surging oil prices also heightened the risk of inflation. The Federal Reserve Board responded by further tightening monetary policy. Three increases in the federal funds rate, totaling 100 basis points have occurred since February. The rate now stands at a nine-year high of 6.50 percent.

Strong economic growth and a less accommodative monetary policy caused long-term interest rates to increase throughout 1999. In January, however, the U.S. Treasury announced plans to use the federal budget surplus to reduce its debt. This announcement initially precipitated a 50 to 75 basis point drop in yields of longer-maturity Treasuries. Municipal bond yields also declined but lagged the downward trend of Treasury yields. Although long-term interest rates rose in April and May, indications of a slowdown in economic growth caused rates to decline over the last three months.

MUNICIPAL MARKET CONDITIONS

The long-term insured municipal index began the year at 5.97 percent. This index reached a high of 6.19 percent in mid January before ending August at 5.62 percent. Because bond prices move inversely to changes in interest rates bond prices declined significantly last year but improved in the first eight months of 2000.

The ratio of municipal yields as a percentage of Treasury yields has historically been used as a measure of relative value. This ratio increased from 92 percent at the end of 1999 to 99 percent at the end of August and can be attributed primarily to the magnitude of the rally in long-term Treasuries. Over the past five years the ratio has ranged between an average high of 93 percent and an average low of 85 percent. A rising yield ratio indicates weaker relative performance by municipals.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

During the first eight months of 2000, municipal underwriting was 22 percent lower than in the same period last year. Refunding activity, the most interest-rate-sensitive component of supply, dropped more than 70 percent and represented less than 10 percent of total volume. Approximately 40 percent of the underwritings were enhanced with bond insurance.

                        30-YEAR BOND YIELDS 1994 - 2000

           Insured                       U.S.                    Insured Municipal Yields as a
       Municipal Yields            Treasury Yields             Percentage of U.S. Treasury Yields
1994        5.40%                        6.34%                              85.17%
            5.40                         6.24                               86.54
            5.80                         6.66                               87.09
            6.40                         7.09                               90.27
            6.35                         7.32                               86.75
            6.25                         7.43                               84.12
            6.50                         7.61                               85.41
            6.25                         7.39                               84.57
            6.30                         7.45                               84.56
            6.55                         7.81                               83.87
            6.75                         7.96                               84.8
            7.00                         8.00                               87.5
            6.75                         7.88                               85.66
1995        6.40                         7.70                               83.12
            6.15                         7.44                               82.66
            6.15                         7.43                               82.77
            6.20                         7.34                               84.47
            5.80                         6.66                               87.09
            6.10                         6.62                               92.15
            6.10                         6.86                               88.92
            6.00                         6.66                               90.09
            5.95                         6.48                               91.82
            5.75                         6.33                               90.84
            5.50                         6.14                               89.58
            5.35                         5.94                               90.07
1996        5.40                         6.03                               89.55
            5.60                         6.46                               86.69
            5.85                         6.66                               87.84
            5.95                         6.89                               86.36
            6.05                         6.99                               86.55
            5.90                         6.89                               85.63
            5.85                         6.97                               83.93
            5.90                         7.11                               82.98
            5.70                         6.93                               82.25
            5.65                         6.64                               85.09
            5.50                         6.35                               86.61
            5.60                         6.63                               84.46
1997        5.70                         6.79                               83.95
            5.65                         6.80                               83.09
            5.90                         7.10                               83.1
            5.75                         6.94                               82.85
            5.65                         6.91                               81.77
            5.60                         6.78                               82.6
            5.30                         6.30                               84.13
            5.50                         6.61                               83.21
            5.40                         6.40                               84.38
            5.35                         6.15                               86.99
            5.30                         6.05                               87.6
            5.15                         5.92                               86.99
1998        5.15                         5.80                               88.79
            5.20                         5.92                               87.84
            5.25                         5.93                               88.53
            5.35                         5.95                               89.92
            5.20                         5.80                               89.66
            5.20                         5.65                               92.04
            5.18                         5.71                               90.72
            5.03                         5.27                               95.45
            4.95                         5.00                               99.00
            5.05                         5.16                               97.87
            5.00                         5.06                               98.81
            5.05                         5.10                               99.02
1999        5.00                         5.09                               98.23
            5.10                         5.58                               91.40
            5.15                         5.63                               91.47
            5.20                         5.66                               91.87
            5.30                         5.83                               90.91
            5.47                         5.96                               91.78
            5.55                         6.10                               90.98
            5.75                         6.06                               94.88
            5.85                         6.05                               96.69
            6.03                         6.16                               97.89
            6.00                         6.29                               95.39
            5.97                         6.48                               92.13
2000        6.18                         6.49                               95.22
            6.04                         6.14                               98.37
            5.82                         5.83                               99.83
            5.91                         5.96                               99.16
            5.91                         6.01                               98.34
            5.84                         5.90                               98.98
            5.73                         5.78                               99.13
            5.62                         5.67                               99.12

Source: Municipal Market Data - A Division of Thomson Financial Municipal Group and Bloomberg L.P.

PERFORMANCE

For the six-month period ended August 31, 2000, the net asset value (NAV) of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (OIB) increased from $8.30 to $8.44 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.255 per share, the Fund's total NAV return was 5.30 percent. OIB's value on the New York Stock Exchange (NYSE) increased from $7.25 to $7.50 per share during the same period. Based on this change plus reinvestment of tax-free dividends. OIB's total market return was
7.13 percent. OIB's share price was trading at a 11.14 percent discount to its NAV on August 31, 2000.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

Monthly dividends for the fourth quarter of 2000, declared in September, were unchanged at $0.0425 per share. The Fund's level of undistributed net investment income was $0.137 per share on August 31, 2000, versus $0.126 per share 6 months earlier.

PORTFOLIO STRUCTURE

The Fund's investments were diversified among 14 long-term sectors and 73 credits. At the end of August, the portfolio's average maturity was 22 years. Average duration, a measure of portfolio sensitivity to interest rates, was 7.6 years. Bonds with longer durations have greater volatility. For example, the duration of a new 30-year insured municipal bond was approximately 14 years. Nonrated securities comprise more than half of OIB's assets. The bonds of two issuers representing 2.5 percent of net assets were not accruing interest. The accompanying charts and tables provide current information on the portfolio's credit quality, sector concentrations and maturity distribution. Optional call provisions and their respective cost (book) yields by year are also shown.

LOOKING AHEAD

While the Federal Reserve Board has continued to express concern about inflation, the slower pace of economic growth has reduced the pressure on the Fed to further tighten monetary policy. We believe municipal bonds continue to offer tax-conscious investors good long-term value.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During the fiscal period ended August 31, 2000, the Fund purchased and retired 389,629 shares of common stock at a weighted average market discount of 12.9 percent. The anti-dilutive effect on the NAV of the share repurchase program is shown in the Financial Highlights.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

We appreciate your ongoing support of Morgan Stanley Dean Witter Municipal Income Opportunities Trust II and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN

CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

[LARGEST SECTORS BAR GRAPH]

LARGEST SECTORS AS OF AUGUST 31, 2000
(% OF NET ASSETS)

IDR/PCR*                                    21%
MORTGAGE                                    15%
RETIREMENT & LIFE CARE FACILITIES           12%
NURSING & HEALTH RELATED FACILITIES         11%
EDUCATION                                    8%
HOSPITAL                                     8%
RECREATIONAL FACILITIES                      8%

* INDUSTRIAL DEVELOPMENT/POLLUTION CONTROL REVENUE

  PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

[CREDIT RATINGS PIE CHART]

CREDIT RATINGS AS OF AUGUST 31, 2000
(% OF TOTAL LONG-TERM PORTFOLIO)

NR                          60%
Baa OR BBB                  18%
Aaa OR AAA                  13%
A OR A                       6%
Aa OR AA                     3%

AS MEASURED BY MOODY'S INVESTORS SERVICE, INC. OR STANDARD & POOR'S CORP.

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

                           DISTRIBUTION BY MATURITY
                               (% OF NET ASSETS)

                                                               WEIGHTED AVERAGE
                                                              MATURITY: 22 YEARS

UNDER 1 YEAR                                                   1.2%
1-5 YEARS                                                      1.0%
5-10 YEARS                                                     5.4%
10-20 YEARS                                                   34.6%
20-30 YEARS                                                   52.2%
30+ YEARS                                                      4.8%

PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

                     CALL AND COST (BOOK) YIELD STRUCTURE
                                AUGUST 31, 2000

                                                            WEIGHTED AVERAGE
                                                        CALL PROTECTION: 6 YEARS

                               PERCENT CALLABLE*

YEARS BONDS CALLABLE
2000                                                           7%
2001                                                          12%
2002                                                           2%
2003                                                           4%
2004                                                           3%
2005                                                           8%
2006                                                          10%
2007                                                          11%
2008                                                          14%
2009                                                          14%
2010+                                                         15%

                             COST (BOOK) YIELD **

                                                               WEIGHTED AVERAGE
                                                               BOOK YIELD: 7.10%

2000                                                          10.0%
2001                                                           9.8%
2002                                                           5.9%
2003                                                           6.9%
2004                                                           7.5%
2005                                                           6.7%
2006                                                           7.1%
2007                                                           6.1%
2008                                                           5.8%
2009                                                           6.4%
2010+                                                          6.9%

 * % BASED ON LONG-TERM PORTFOLIO.

** COST OR "BOOK" YIELD IS THE ANNUAL INCOME EARNED ON A PORTFOLIO INVESTMENT
   BASED ON ITS ORIGINAL PURCHASE PRICE BEFORE FUND OPERATING EXPENSES. FOR EXAMPLE, THE FUND EARNED A BOOK YIELD OF 9.8% ON 12% OF THE BONDS IN THE LONG-TERM PORTFOLIO THAT ARE CALLABLE IN 2001.

   PORTFOLIO STRUCTURE IS SUBJECT TO CHANGE.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

RESULTS OF ANNUAL MEETING (unaudited)

                             *         *         *

On June 22, 2000, an annual meeting of the Fund's shareholders was held for the purpose of voting on the following matters, the results of which were as follows:

(1) ELECTION OF TRUSTEES:

Michael Bozic
For.........................................................  15,676,945
Withheld....................................................     259,336

Charles A. Fiumefreddo
For.........................................................  15,671,497
Withheld....................................................     264,784

  The following Trustees were not standing for reelection at this meeting:
  Edwin J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent, Philip J. Purcell and John L. Schroeder. Additionally, James F. Higgins was elected as a Trustee of the Fund by the Board of Trustees effective August 24, 2000.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            TAX-EXEMPT MUNICIPAL BONDS (96.9%)
            Educational Facilities Revenue (8.3%)
$  1,600    ABAG Finance Authority for Nonprofit Corporations,
             California, National Center for International Schools
             COPs.......................................................   7.50%   05/01/11    $ 1,719,760
   2,000    San Diego County, California, The Burnham Institute COPs....   6.25    09/01/29      2,047,940
   2,000    Volusia County Educational Facilities Authority, Florida,
             Embry-Riddle Aeronautical University Ser 1996 A............   6.125   10/15/26      2,041,460
   3,000    South Berwick, Maine, Berwick Academy Ser 1998..............   5.55    08/01/23      2,724,840
            New Hampshire Higher Educational & Health Facilities
   1,500     Authority, Brewster Academy Ser 1995.......................   6.75    06/01/25      1,528,740
   2,000     Colby-Sawyer College Ser 1996..............................   7.50    06/01/26      2,097,660
            New York State Dormitory Authority, State University 1993
   1,000     Ser A......................................................   5.25    05/15/15      1,008,090
--------                                                                                       -----------
  13,100                                                                                        13,168,490
--------                                                                                       -----------

            Electric Revenue (0.6%)
            Intermountain Power Agency, Utah, Refg 1996 Ser D (Secondary
   1,000     FSA).......................................................   5.00    07/01/21        924,370
--------                                                                                       -----------

            Hospital Revenue (8.1%)
   2,000    Baxter County, Arkansas, Baxter County Regional Hospital
             Impr & Refg Ser 1999 B.....................................   5.625   09/01/28      1,635,140
   1,000    Maryland Health & Higher Educational Facilities Authority,
             University of Maryland Medical Ser 2000....................   6.75    07/01/30      1,022,230
            Massachusetts Health & Educational Facilities Authority,
   2,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/14      2,037,040
   3,000     Dana Farber Cancer Institute Ser G-1.......................   6.25    12/01/22      3,006,570
   1,000    Michigan Hospital Finance Authority, Sinai Hospital of
             Greater Detroit
             Refg Ser 1995..............................................   6.70    01/01/26        887,130
            New Hampshire Higher Educational & Health Facilities
   1,000     Authority, Littleton Hospital Association Ser 1998 B.......   5.80    05/01/18        811,050
   2,000     Littleton Hospital Association Ser 1998 B..................   5.90    05/01/28      1,555,520
            New Jersey Health Care Facilities Financing Authority,
   2,000     Raritan Bay Medical Center Ser 1994........................   7.25    07/01/27      1,821,800
--------                                                                                       -----------
  14,000                                                                                        12,776,480
--------                                                                                       -----------

            Industrial Development/Pollution Control Revenue (21.3%)
   1,015    Metropolitan Washington Airports Authority, District of
             Columbia & Virginia, CaterAir International Corp Ser 1991
             (AMT)++....................................................  10.125   09/01/11      1,017,365
   1,500    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)............   6.00    06/01/27      1,479,030
   2,000    Perry County, Kentucky, TJ International Inc Ser 1997
             (AMT)......................................................   6.55    04/15/27      1,986,840
   2,426    Holyoke, Massachusettes, McCormack/Partyka Ser 1990 (AMT)...   7.50    08/15/10      2,359,309
   3,000    Massachusetts Industrial Finance Agency, Eastern Edison Co
             Refg Ser 1993..............................................   5.875   08/01/08      3,013,140
            Lapeer Economic Development Corporation, Michigan,
   1,975     Dott Manufacturing Co Ser 1989 B (AMT).....................   9.00    11/15/19      1,301,031
   1,935     Dott Manufacturing Co Ser 1989 A (AMT).....................  10.625   11/15/19      1,274,681

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Michigan Strategic Fund,
$  1,100     Kasle Steel Corp Ser 1989 (AMT)............................   9.375%  10/01/06    $ 1,109,721
   5,207     Kasle Steel Corp Ser 1989 (AMT)............................   9.50    10/01/14      5,258,731
   1,340    Sanilac County Economic Development Corporation, Michigan,
             Dott Manufacturing Co Ser 1989 (AMT).......................  10.625   08/15/19        881,050
   2,000    New Jersey Economic Development Authority, Kapkowski Road
             Landfill Ser 1998 A........................................   6.375   04/01/31      1,951,280
   2,000    New York City Industrial Development Agency, New York,
             Brooklyn Navy Yard Cogeneration Partners LP Ser 1997
             (AMT)......................................................   5.65    10/01/28      1,824,800
   1,500    Dayton, Ohio, Emery Air Freight Corp Refg Ser 1998 A........   5.625   02/01/18      1,381,860
   2,000    Beaver County Industrial Development Authority,
             Pennsylvania, Toledo Edison Co
             Collateralized Ser 1995 B..................................   7.75    05/01/20      2,146,740
   1,000    Carbon County Industrial Development Authority,
             Pennsylvania, Panther Creek Partners Refg 2000 Ser (AMT)...   6.65    05/01/10      1,013,170
     600    Dallas-Fort Worth International Airport Facility Improvement
             Corporation, Texas, American Airlines Inc Ser 2000 B.......   6.05    05/01/29        602,922
   3,000    Pittsylvania County Industrial Development Authority,
             Virginia, Multi-Trade LP Ser 1994 A (AMT)..................   7.55    01/01/19      3,112,260
            Upshur County, West Virginia, TJ International Inc Ser 1995
   2,000     (AMT)......................................................   7.00    07/15/25      2,050,060
--------                                                                                       -----------
  35,598                                                                                        33,763,990
--------                                                                                       -----------

            Mortgage Revenue - Multi-Family (4.1%)
   3,065    Boulder County, Colorado, Village Place at Longmont Ser 1989
             A (AMT)....................................................   7.50    07/15/19      3,066,716
            Alexandria Redevelopment & Housing Authority, Virginia,
   2,000     Courthouse Commons Apts Ser 1990 A (AMT)...................  10.00    01/01/21      2,009,160
  10,572     Courthouse Commons Apts Ser 1990 B (AMT)...................   0.00    01/01/21      1,465,174
--------                                                                                       -----------
  15,637                                                                                         6,541,050
--------                                                                                       -----------

            Mortgage Revenue - Single Family (10.9%)
   4,000    Alaska Housing Finance Corporation, 1997 D Ser A (MBIA).....   6.00    06/01/27      4,059,360
   3,245    Colorado Housing Finance Authority, 1998 Ser B-3............   6.55    05/01/25      3,476,888
   1,495    Chicago, Illinois, GNMA-Backed 1998 Ser A-1 (AMT)...........   6.45    09/01/29      1,536,098
     210    Maine Housing Authority, Purchase 1990 Ser A-4 (AMT)........   6.40    11/15/23        212,606
   2,500    Missouri Housing Development Commission, Homeownership
             GNMA/FNMA Collateralized 2000 Ser A-1 (AMT)................   7.50    03/01/31      2,773,025
   4,990    Ohio Housing Finance Agency, Residential GNMA-Collateralized
             1996 Ser B-2 (AMT).........................................   6.10    09/01/28      5,059,310
            Utah Housing Finance Agency,
      65     Ser 1990 A-2 (AMT).........................................   7.80    07/01/10         65,557
      50     Ser 1990 A-2 (AMT).........................................   7.875   07/01/22         50,371
--------                                                                                       -----------
  16,555                                                                                        17,233,215
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            Nursing & Health Related Facilities Revenue (11.3%)
$  2,220    Arkansas Development Finance Authority, Wynwood Nursing
             Center Ser 1989 (AMT)......................................  10.50%   11/01/19    $ 2,292,150
   2,000    Orange County Health Facilities Authority, Florida,
             Westminister Community Care Services Inc Ser 1999..........   6.75    04/01/34      1,773,660
   3,000    Iowa Health Facilities Development Financing Authority, Care
             Initiatives Ser 1996.......................................   9.25    07/01/25      3,596,311
   3,140    Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 1990................  10.25    01/01/20      3,139,937
   1,000    Westside Habilitation Center, Louisiana, Intermediate Care
             Facility for the Mentally Retarded Refg Ser 1993...........   8.375   10/01/13      1,055,850
   1,450    Massachusetts Development Finance Agency, New England Center
             for Children Ser 1998......................................   5.875   11/01/18      1,221,277
   1,000    Mount Vernon Industrial Development Agency, New York,
             Meadowview at the Wartburg Civic Facility Ser 1999.........   6.15    06/01/19        870,550
   4,768    Chester County Industrial Development Authority,
             Pennsylvania, RHA/PA Nursing Homes Inc Ser 1989 (a)........  10.125   05/01/19      3,108,688
            Tarrant County Health Facilities Development Corporation,
   2,500     Texas, 3927 Foundation Inc Ser 1989........................  10.125   09/01/09        889,050
--------                                                                                       -----------
  21,078                                                                                        17,947,473
--------                                                                                       -----------

            Public Facilities Revenue (0.6%)
            Orange County, Community Facilities District #86-2,
   1,000     California, 1998 Ser A.....................................   5.55    08/15/17        943,160
--------                                                                                       -----------

            Recreational Facilities Revenue (8.0%)
   2,000    West Jefferson Amusement & Public Park Authority, Alabama,
             VisionLand Ser 1999........................................   6.375   02/01/29      1,312,220
   2,000    Sacramento Financing Authority, California, Convention
             Center Hotel 1999 Ser A....................................   6.25    01/01/30      1,929,560
   2,000    San Diego County, California, San Diego Natural History
             Museum COPs................................................   5.70    02/01/28      1,911,900
            Mashantucket (Western) Pequot Tribe, Connecticut,
   1,010     Special 1996 Ser A (b).....................................   6.40    09/01/11      1,066,863
   1,000     Special 1997 Ser B (b).....................................   5.75    09/01/27        931,130
   2,500    American National Fish & Wildlife Museum District, Missouri,
             Ser 1999...................................................   7.00    09/01/19      2,451,200
            Saint Louis Industrial Development Authority, Missouri, Kiel
   3,000     Center Refg Ser 1992 (AMT).................................   7.75    12/01/13      3,123,510
--------                                                                                       -----------
  13,510                                                                                        12,726,383
--------                                                                                       -----------

            Retirement & Life Care Facilities Revenue (11.7%)
   1,955    Pima County Industrial Development Authority, Arizona,
             Country Club at La Cholla Ser 1990 (AMT)...................   8.50    07/01/20      2,105,770
   1,000    St Johns County Industrial Development Authority, Florida,
             Glenmoor Ser 1999 A........................................   8.00    01/01/30        979,910
   1,500    Massachusetts Development Finance Agency, Loomis Communities
             Ser 1999 A.................................................   5.75    07/01/23      1,223,370

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            New Jersey Economic Development Authority,
$  1,500     Fellowship Village Refg Ser 1998 A.........................   5.50%   01/01/25    $ 1,183,230
   2,000     Franciscan Oaks Ser 1997...................................   5.75    10/01/23      1,645,800
   1,500     United Methodist Homes Ser 1998............................   5.125   07/01/25      1,102,485
   2,000    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
             Ser 1996 (AMT).............................................   8.25    10/01/26      2,110,780
   2,000    Lorain County, Ohio, Laurel Lakes Ser 1993..................   7.125   12/15/18      2,003,780
   2,000    Vermont Economic Development Authority, Wake Robin Corp Ser
             1999 A.....................................................   6.75    03/01/29      1,823,440
            Chesterfield County Industrial Development Authority,
   4,936     Virginia, Brandermill Woods Ser 1998.......................   6.50    01/01/28      4,323,996
--------                                                                                       -----------
  20,391                                                                                        18,502,561
--------                                                                                       -----------

            Tax Allocation Revenue (3.5%)
            Anne Arundel County, Maryland,
   2,000     Arundel Mills Ser 1999.....................................   7.10    07/01/29      2,031,420
   1,500     National Business Park Ser 2000............................   7.375   07/01/28      1,527,630
            Muskegon Downtown Development Authority, Michigan, 1989 Ser
   1,869     A-1 (b)....................................................   9.75    06/01/18      1,919,485
--------                                                                                       -----------
   5,369                                                                                         5,478,535
--------                                                                                       -----------

            Transportation Facilities Revenue (5.3%)
   4,000    Foothill/Eastern Transportation Corridor Agency, California,
             Ser 1999...................................................   0.00    01/15/27      2,281,520
   5,000    E-470 Public Highway Authority, Colorado, Ser 1997 B
             (MBIA).....................................................   0.00    09/01/14      2,361,700
   2,000    Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg
             Ser 1993 A (AMBAC).........................................   5.85    10/01/13      2,113,300
            Pocahontas Parkway Association, Virginia, Route 895
   2,000     Connector 1998 Ser A.......................................   5.50    08/15/28      1,657,180
--------                                                                                       -----------
  13,000                                                                                         8,413,700
--------                                                                                       -----------

            Water & Sewer Revenue (2.0%)
   2,000    Northern Palm Beach County Improvement District, Florida,
             Water Control & Improvement #9A Ser 1996 A.................   7.30    08/01/27      2,126,360
            Pittsburgh Water & Sewer Authority, Pennsylvania, 1998 Ser B
   6,000     (FGIC).....................................................   0.00    09/01/30      1,063,920
--------                                                                                       -----------
   8,000                                                                                         3,190,280
--------                                                                                       -----------

            Other Revenue (1.2%)
   2,000    Capistrano Unified School District, California, Community
--------     Facilities District #98-2 Ladera Special Tax Ser 1999......   5.75    09/01/29      1,866,860
                                                                                               -----------
 180,238    TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $162,132,376)............................   153,476,547
--------                                                                                       -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON   MATURITY
THOUSANDS                                                                  RATE      DATE         VALUE
-----------------------------------------------------------------------------------------------------------
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.2%)
$  1,800    Massachusetts Health & Educational Facilities Authority,
             Capital Assets Ser D (MBIA) (Demand 09/01/00)..............   4.25*%  01/01/35    $  1,800,000
            Madison Heights Tax Increment Finance Authority, Michigan,
      90     Ser 1991...................................................   8.50    03/15/01          91,022
--------                                                                                       ------------
   1,890    TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $1,891,022).............      1,891,022
--------                                                                                       ------------

$182,128    TOTAL INVESTMENTS (Cost $164,023,398) (c).............................     98.1%    155,367,569
========

            OTHER ASSETS IN EXCESS OF LIABILITIES...................................    1.9       2,986,643
                                                                                      -----    ------------

            NET ASSETS.............................................................   100.0%   $158,354,212
                                                                                      =====    ============

---------------------

 AMT   Alternative Minimum Tax.
COPs   Certificates of Participation.
 ++    Joint exemption in locations shown.
  *    Current coupon of variable rate demand obligation.
 (a)   Non-income producing security; bond in default.
 (b)   Resale is restricted to qualified institutional investors.
 (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $2,643,842 and the aggregate gross unrealized depreciation is $11,299,671, resulting in net unrealized depreciation of $8,655,829.

Bond Insurance:
---------------
AMBAC  AMBAC Assurance Corporation.
FGIC   Financial Guaranty Insurance Company.
 FSA   Financial Security Assurance Inc.
MBIA   Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

PORTFOLIO OF INVESTMENTS August 31, 2000 (unaudited) continued


                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.....................     0.8%
Alaska......................     2.6
Arizona.....................     1.3
Arkansas....................     2.5
California..................     8.0
Colorado....................     5.6
Connecticut.................     1.3
District of Columbia........     0.6
Florida.....................     5.7
Illinois....................     1.1
Iowa........................     5.2
Kentucky....................     1.3
Louisiana...................     0.7
Maine.......................     1.9
Maryland....................     2.9
Massachusetts...............     8.9
Michigan....................     8.0
Missouri....................     5.3
New Hampshire...............     3.8
New Jersey..................     4.9
New York....................     3.7
Ohio........................     5.3
Pennsylvania................     4.6
Texas.......................     0.9
Utah........................     0.7
Vermont.....................     1.2
Virginia....................     8.6
West Virginia...............     1.3
Joint Exemptions*...........    (0.6)
                                ----
Total.......................    98.1%
                                ====

---------------------

* Joint exemptions have been included in each geographic location.

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2000 (unaudited)

ASSETS:
Investments in securities, at value
 (cost $164,023,398)........................................  $155,367,569
Cash........................................................        84,284
Receivable for:
    Interest................................................     2,898,900
    Investments sold........................................       245,000
Prepaid expenses and other assets...........................        14,472
                                                              ------------

    TOTAL ASSETS............................................   158,610,225
                                                              ------------

LIABILITIES:
Payable for:
    Investment advisory fee.................................        73,622
    Administration fee......................................        44,173
    Shares of beneficial interest repurchased...............        44,149
Accrued expenses and other payables.........................        94,069
                                                              ------------

    TOTAL LIABILITIES.......................................       256,013
                                                              ------------

    NET ASSETS..............................................  $158,354,212
                                                              ============

COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................  $178,044,167
Net unrealized depreciation.................................    (8,655,829)
Accumulated undistributed net investment income.............     2,578,351
Accumulated net realized loss...............................   (13,612,477)
                                                              ------------

    NET ASSETS..............................................  $158,354,212
                                                              ============

NET ASSET VALUE PER SHARE,
 18,764,078 shares outstanding
 (unlimited shares authorized of $.01 par value)............         $8.44
                                                              ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF OPERATIONS
For the six months ended August 31, 2000 (unaudited)

NET INVESTMENT INCOME:

INTEREST INCOME.............................................  $5,705,992
                                                              ----------

EXPENSES
Investment advisory fee.....................................     398,851
Administration fee..........................................     239,311
Transfer agent fees and expenses............................      24,700
Professional fees...........................................      24,276
Shareholder reports and notices.............................      18,426
Registration fees...........................................      12,421
Trustees' fees and expenses.................................       6,898
Custodian fees..............................................       5,539
Other.......................................................       9,649
                                                              ----------

    TOTAL EXPENSES..........................................     740,071

Less: expense offset........................................      (5,528)
                                                              ----------

    NET EXPENSES............................................     734,543
                                                              ----------

    NET INVESTMENT INCOME...................................   4,971,449
                                                              ----------
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss...........................................    (448,083)
Net change in unrealized depreciation.......................   2,553,524
                                                              ----------

    NET GAIN................................................   2,105,441
                                                              ----------

NET INCREASE................................................  $7,076,890
                                                              ==========

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

STATEMENT OF CHANGES IN NET ASSETS
                                                       FOR THE SIX         FOR THE YEAR
                                                       MONTHS ENDED           ENDED
                                                      AUGUST 31, 2000     FEBRUARY 29, 2000
-------------------------------------------------------------------------------------------
                                                         (unaudited)
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income...............................    $  4,971,449        $ 10,391,459
Net realized gain (loss)............................        (448,083)          1,355,636
Net change in unrealized depreciation...............       2,553,524         (17,243,365)
                                                        ------------        ------------

    NET INCREASE (DECREASE).........................       7,076,890          (5,496,270)

Dividends from net investment income................      (4,837,932)        (10,058,818)
Decrease from transactions in shares of beneficial
 interest...........................................      (2,828,028)         (5,946,283)
                                                        ------------        ------------

    NET DECREASE....................................        (589,070)        (21,501,371)
NET ASSETS:
Beginning of period.................................     158,943,282         180,444,653
                                                        ------------        ------------

    END OF PERIOD
    (Including undistributed net investment income
    of $2,578,351 and $2,444,834, respectively).....    $158,354,212        $158,943,282
                                                        ============        ============

                      SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Municipal Income Opportunities Trust II (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide current income exempt from federal income tax. The Fund was organized as a Massachusetts business trust on March 8, 1989 and commenced operations on June 30, 1989.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service has informed the Fund that in valuing the portfolio securities, it uses both a computerized matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. INVESTMENT ADVISORY/ADMINISTRATION AGREEMENTS

Pursuant to an Investment Advisory Agreement with Morgan Stanley Dean Witter Advisors Inc. (the "Investment Advisor"), the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Dean Witter Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2000 aggregated $4,479,597 and $3,940,560, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At August 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $900.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2000 included in Trustees' fees and expenses in the Statement of Operations amounted to $3003. At August 31, 2000, the

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

NOTES TO FINANCIAL STATEMENTS August 31, 2000 (unaudited) continued


Fund had an accrued pension liability of $52,973 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                         CAPITAL
                                                                                         PAID IN
                                                                           PAR VALUE    EXCESS OF
                                                                SHARES     OF SHARES    PAR VALUE
                                                              ----------   ---------   ------------
Balance, February 28, 1999..................................  19,943,507   $199,436    $186,619,042
Treasury shares purchased and retired (weighted average
 discount 11.63%)*..........................................    (789,800)    (7,898)     (5,938,385)
                                                              ----------   --------    ------------
Balance, February 29, 2000..................................  19,153,707    191,538     180,680,657
Treasury shares purchased and retired (weighted average
 discount 12.87%)*..........................................    (389,629)    (3,896)     (2,824,132)
                                                              ----------   --------    ------------
Balance, August 31, 2000....................................  18,764,078   $187,642    $177,856,525
                                                              ==========   ========    ============

---------------------
* The Trustees have voted to retire the shares purchased.

5. DIVIDENDS

The Fund declared the following dividends from net investment income:

   DECLARATION       AMOUNT           RECORD             PAYABLE
       DATE         PER SHARE          DATE                DATE
------------------  ---------   ------------------  ------------------
  June 27, 2000      $0.0425    September 9, 2000   September 22, 2000
September 26, 2000   $0.0425     October 6, 2000     October 20, 2000
September 26, 2000   $0.0425     November 3, 2000   November 17, 2000
September 26, 2000   $0.0425     December 8, 2000   December 22, 2000

6. FEDERAL INCOME TAX STATUS

At February 29, 2000, the Fund had a net capital loss carryover of approximately $13,613,000 which may be used to offset future capital gains to the extent provided by regulations which is available through February 28 of the following years:

               AMOUNT IN THOUSANDS
--------------------------------------------------
        2003              2004       2005     2006
      --------          --------   --------   ----
       $5,694            $2,826     $4,292    $801
       ======            ======     ======    ====

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                         FOR THE YEAR ENDED FEBRUARY 28*
                                             MONTHS ENDED        --------------------------------------------------------------
                                           AUGUST 31, 2000*       2000**         1999          1998          1997       1996**
-------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
SELECTED PER SHARE DATA:
Net asset value, beginning of period.....        $ 8.30            $ 9.05        $ 9.07        $ 8.79        $ 8.88      $ 8.66
                                                 ------            ------        ------        ------        ------      ------
Income (loss) from investment operations:
 Net investment income...................          0.26              0.53          0.55          0.57          0.60        0.66
 Net realized and unrealized gain
   (loss)................................          0.12             (0.81)        (0.04)         0.29         (0.05)       0.18
                                                 ------            ------        ------        ------        ------      ------
Total income (loss) from investment
 operations..............................          0.38             (0.28)         0.51          0.86          0.55        0.84
                                                 ------            ------        ------        ------        ------      ------
Less dividends from net investment
 income..................................         (0.26)            (0.51)        (0.53)        (0.58)        (0.64)      (0.62)
                                                 ------            ------        ------        ------        ------      ------
Anti-dilutive effect of acquiring
 treasury shares.........................          0.02              0.04            --            --            --          --
                                                 ------            ------        ------        ------        ------      ------
Net asset value, end of period...........        $ 8.44            $ 8.30        $ 9.05        $ 9.07        $ 8.79      $ 8.88
                                                 ======            ======        ======        ======        ======      ======
Market value, end of period..............        $ 7.50            $ 7.25        $8.688        $9.063        $8.625      $ 8.75
                                                 ======            ======        ======        ======        ======      ======
TOTAL RETURN+............................          7.13%(1)        (10.96)%        1.77%        12.08%         5.94%      17.87%

RATIOS TO AVERAGE NET ASSETS:
Expenses.................................          0.93%(2)(3)       0.94%(3)      0.94%         0.95%(3)      1.01%(3)    1.01%(3)
Net investment income....................          6.23%(2)          6.04%         5.99%         6.37%         6.87%       7.50%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands...............................      $158,354          $158,943      $180,445      $181,223      $175,573    $177,447
Portfolio turnover rate..................             3%(1)            19%           20%           12%           21%         18%

---------------------
 * The per share amounts were computed using an average number of shares outstanding during the period.
 ** For the year ended February 29.
 + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                          SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER MUNICIPAL INCOME OPPORTUNITIES TRUST II

CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000 PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Julie C. Morrone
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISOR
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.


MORGAN STANLEY
DEAN WITTER
MUNICIPAL
INCOME
OPPORTUNITIES
TRUST II


Semiannual Report
August 31, 2000